SHAREHOLDER RIGHTS PLAN (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2009
SHAREHOLDER RIGHTS PLAN
Exercise price of shareholders rights plan			$ 19.50
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable			15.00%
Class A Ordinary Shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued	247,090,351	103,737,691
Ordinary shares, shares outstanding	247,090,351	103,737,691
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued	12,942,011	9,192,011
Ordinary shares, shares outstanding	12,942,011	9,192,011